RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

7. RELATED PARTY TRANSACTIONS

Professional fees

During 2021 and 2020, the Company had the following transactions with Koffman Kalef LLP, a law firm of which the Company's Corporate Secretary is a partner.

	2021	2020
Professional fees - expense	105	307
Professional fees - capital stock issuance costs	250	113

	December 31, 2021	December 31, 2020
Payable to Koffman Kalef LLP	6	25

Key management compensation

The Company's key management personnel have authority and responsibility for planning, directing, and controlling the activities of the Company and include the Company's Chief Executive Officer ("CEO"), President, Chief Financial Officer ("CFO"), Chief Operating Officer ("COO"), and directors. Key management personnel compensation is summarized as follows:

		Expensed
	Mineral property, plant, and equipment	Remuneration	Exploration and evaluation expenditures	Total
2021
Management fees(1)	$328	$227	$213	$768
Management remuneration(2)	744	629	34	1,407
Director fees	-	282	-	282
Share-based compensation - stock options	445	462	101	1,008
Share-based compensation - restricted share units	2	2	1	5
	$1,519	$1,602	$349	$3,470

2020
Management fees(1)	$-	$142	$432	$574
Management remuneration(2)	-	605	447	1,052
Director fees	-	170	-	170
Share-based compensation	-	852	583	1,435
	$-	$1,769	$1,462	$3,231

(1) Total management fees and short-term benefits were paid to a company controlled by the CEO.

(2) Remuneration and short-term benefits were paid to the President, CFO, and COO.

Other transactions

● The Company has an employee providing technical services who is an immediate family member of the CEO. During 2021 and 2020, the Company recorded the following for this employee:

		Expensed
	Mineral property, plant, and equipment	Remuneration	Exploration and evaluation expenditures	Total
2021
Remuneration	$87	$16	$58	$161
Share-based compensation	41	8	28	77
	$128	$24	$86	$238

2020
Remuneration	$-	$29	$116	$145
Share-based compensation	-	$17	69	86
	$-	$46	$185	$231

● The Company recorded a loan receivable due from an officer of the Company. The loan accrues interest at a rate of 2% per annum and is due December 31, 2022. The loan receivable balance is as follows:

	December 31, 2021	December 31, 2020
Loan receivable	44	97

● The Company has an allocation of costs agreement with Goldsource Mines Inc. ("Goldsource"), a company related by common directors and officers, whereby the Company shares salaries, administrative services, and other expenses. Amounts allocated to Goldsource are due at the end of each fiscal quarter and accrue interest at a rate of 1% per month, if in arrears for greater than 30 days. During 2021 and 2020, the following transactions occurred:

	2021	2020
Costs allocated to Goldsource	94	99

	December 31, 2021	December 31, 2020
Receivable from Goldsource	23	26